DEBT AND OTHER OBLIGATIONS - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	$ 1,503	$ 452
Securities lending transactions	174	57
Total securities	1,677	509
U.S. Treasury and agency securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	1,070	452
Corporate securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	69
Securities lending transactions		49
Commercial mortgage loans
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	364	0
Fixed maturity securities
Debt Instrument [Line Items]
Securities lending transactions	171
Equity securities
Debt Instrument [Line Items]
Securities lending transactions	1	7
Redeemable preferred stocks
Debt Instrument [Line Items]
Securities lending transactions	2	1
Overnight and Continuous
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	1,503	366
Securities lending transactions	174	57
Total securities	1,677	423
Overnight and Continuous | U.S. Treasury and agency securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	1,070	366
Overnight and Continuous | Corporate securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	69
Securities lending transactions		49
Overnight and Continuous | Commercial mortgage loans
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	364	0
Overnight and Continuous | Fixed maturity securities
Debt Instrument [Line Items]
Securities lending transactions	171
Overnight and Continuous | Equity securities
Debt Instrument [Line Items]
Securities lending transactions	1	7
Overnight and Continuous | Redeemable preferred stocks
Debt Instrument [Line Items]
Securities lending transactions	2	1
Up to 30 days
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	86
Securities lending transactions	0	0
Total securities	0	86
Up to 30 days | U.S. Treasury and agency securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	86
Up to 30 days | Corporate securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0
Securities lending transactions		0
Up to 30 days | Commercial mortgage loans
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	0
Up to 30 days | Fixed maturity securities
Debt Instrument [Line Items]
Securities lending transactions	0
Up to 30 days | Equity securities
Debt Instrument [Line Items]
Securities lending transactions	0	0
Up to 30 days | Redeemable preferred stocks
Debt Instrument [Line Items]
Securities lending transactions	0	0
30 - 90 days
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	0
Securities lending transactions	0	0
Total securities	0	0
30 - 90 days | U.S. Treasury and agency securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	0
30 - 90 days | Corporate securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0
Securities lending transactions		0
30 - 90 days | Commercial mortgage loans
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	0
30 - 90 days | Fixed maturity securities
Debt Instrument [Line Items]
Securities lending transactions	0
30 - 90 days | Equity securities
Debt Instrument [Line Items]
Securities lending transactions	0	0
30 - 90 days | Redeemable preferred stocks
Debt Instrument [Line Items]
Securities lending transactions	0	0
Greater Than 90 days
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	0
Securities lending transactions	0	0
Total securities	0	0
Greater Than 90 days | U.S. Treasury and agency securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	0
Greater Than 90 days | Corporate securities
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0
Securities lending transactions		0
Greater Than 90 days | Commercial mortgage loans
Debt Instrument [Line Items]
Repurchase agreements and repurchase-to-maturity transactions	0	0
Greater Than 90 days | Fixed maturity securities
Debt Instrument [Line Items]
Securities lending transactions	0
Greater Than 90 days | Equity securities
Debt Instrument [Line Items]
Securities lending transactions	0	0
Greater Than 90 days | Redeemable preferred stocks
Debt Instrument [Line Items]
Securities lending transactions	$ 0	$ 0